Fixed assets - Depreciation and amortization - Total - Graphic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and amortization expense	€ (7,110)	€ (7,047)	€ (6,846)
Depreciation and amortization	(2,286)	(2,256)	(2,138)
Depreciation and amortization, property, plant and equipment	(4,838)	(4,791)	(4,708)
Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (4,824)	€ (4,791)	€ (4,708)